Net fee income - Summary of net fee income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Analysis Of Income And Expense [Line Items]
Account services	£ 339	£ 302		£ 271
Funds under management	408	420		465
Cards	59	56		44
Credit facilities	278	235		246
Broking income	327	354		368
Underwriting	239	171		286
Imports/exports	35	44		40
Remittances	114	101		84
Global custody	190	203		200
Corporate finance	45	124		132
Securities others — (including stock lending)	95	81		76
Trust income	55	49		43
Other	410	453		451
Fee income	2,594	2,593	[1]	2,706	[1]
Less: fee expense	(1,365)	(1,298)	[1]	(1,293)	[1]
Net fee income	1,229	1,295	[1]	1,413	[1]
MSS
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	1,275	1,301		1,251
Less: fee expense	(1,496)	(1,439)		(1,245)
Net fee income	(221)	(138)		6
GB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	847	817		861
Less: fee expense	(177)	(173)		(188)
Net fee income	670	644		673
GBM Other
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	131	69		89
Less: fee expense	(102)	(55)		(83)
Net fee income	29	14		6
CMB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	427	425		415
Less: fee expense	(19)	(25)		(54)
Net fee income	408	400		361
WPB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	556	580		633
Less: fee expense	(207)	(199)		(255)
Net fee income	349	381		378
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	(642)	(599)		(543)
Less: fee expense	636	593		532
Net fee income	£ (6)	£ (6)		£ (11)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.